Summary of Significant Accounting Policies - Schedule of Consolidated Statement of Operations and Comprehensive Loss (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended		15 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Condensed Statement of Income Captions [Line Items]
General and administrative	$ 2,442			$ 1,690			$ 6,331	$ 5,381	$ 6,826	$ 7,264	$ 6,826	$ 7,264
Total costs and operating expenses	5,750			5,028			16,051	14,890	19,481	18,675	19,481	18,675
Operating loss	(5,708)			(4,972)			(15,885)	(14,707)	(19,256)	(18,359)	(19,256)	(18,359)
Other (expense) income	5			13			(7)	(10)	(26)	54	(26)	54
Total other expense, net	(774)			(988)			(1,285)	(1,470)	(1,539)	(11,563)	(1,539)	(11,563)
Net loss	(6,482)	$ (5,690)	$ (4,998)	(5,960)	$ (3,947)	$ (6,270)	(17,170)	(16,177)	(20,795)	(29,922)	(20,795)	(29,922)
Cumulative preferred dividends	(1,265)			(1,380)			(3,755)	(4,110)	(5,521)	(1,349)	(5,521)	(1,349)
Net loss attributable to common stockholders, basic	(7,747)			(7,340)			(20,925)	(20,287)	(27,973)	(31,271)	(27,973)	(31,271)
Net loss attributable to common stockholders, diluted	$ (7,747)			$ (7,340)			$ (20,925)	$ (20,287)	$ (27,973)	$ (31,271)	$ (27,973)	$ (31,271)
Net loss per share attributable to common stockholders, basic (in Dollars per share)	$ (0.35)			$ (0.39)			$ (0.97)	$ (1.09)	$ (1.49)	$ (2.54)	$ (1.49)	$ (2.54)
Net loss per share attributable to common stockholders, diluted (in Dollars per share)	$ (0.35)			$ (0.39)			$ (0.97)	$ (1.09)	$ (1.49)	$ (2.54)	$ (1.49)	$ (2.54)
Weighted-average Class A Common Stock outstanding, basic (in Shares)	21,851,606			18,616,362			21,522,618	18,605,482	18,790,448	12,295,391	18,790,448	12,295,391
Weighted-average Class A Common Stock outstanding, diluted (in Shares)	21,851,606			18,616,362			21,522,618	18,605,482	18,790,448	12,295,391	18,790,448	12,295,391
As Previously Reported [Member]
Condensed Statement of Income Captions [Line Items]
General and administrative				$ 1,692				$ 5,406		$ 7,276
Total costs and operating expenses				5,030				14,915		18,687
Operating loss				(4,974)				(14,732)		(18,371)
Other (expense) income				15				15		80
Total other expense, net				$ (986)				$ (1,445)		(11,537)
Net loss										(29,908)
Cumulative preferred dividends
Net loss attributable to common stockholders, basic										(29,908)
Net loss attributable to common stockholders, diluted										$ (29,908)
Net loss per share attributable to common stockholders, basic (in Dollars per share)				$ (0.37)				$ (1.03)		$ (2.38)
Net loss per share attributable to common stockholders, diluted (in Dollars per share)				$ (0.37)				$ (1.03)		$ (2.38)
Weighted-average Class A Common Stock outstanding, basic (in Shares)				19,616,362				19,605,482		12,552,925
Weighted-average Class A Common Stock outstanding, diluted (in Shares)				19,616,362				19,605,482		12,552,925
Adjustments [Member]
Condensed Statement of Income Captions [Line Items]
General and administrative				$ (2)				$ (25)		$ (12)
Total costs and operating expenses				(2)				(25)		(12)
Operating loss				2				25		12
Other (expense) income				(2)				(25)		(26)
Total other expense, net				$ (2)				$ (25)		(26)
Net loss										(14)
Cumulative preferred dividends										(1,349)
Net loss attributable to common stockholders, basic										(1,363)
Net loss attributable to common stockholders, diluted										$ (1,363)
Net loss per share attributable to common stockholders, basic (in Dollars per share)				$ (0.02)				$ (0.06)		$ (0.16)
Net loss per share attributable to common stockholders, diluted (in Dollars per share)				$ (0.02)				$ (0.06)		$ (0.16)
Weighted-average Class A Common Stock outstanding, basic (in Shares)				(1,000,000)				(1,000,000)		(257,534)
Weighted-average Class A Common Stock outstanding, diluted (in Shares)				(1,000,000)				(1,000,000)		(257,534)